Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 6,126,452	$ 780,451	$ 5,378,325
Less: accumulated depreciation	(5,339,422)	(680,190)	(5,081,087)
Property and equipment, net	787,030	100,261	297,238
Furniture and fixture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	806,471	102,737	806,471
Computers [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	2,601,264	331,375	1,914,442
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	1,960,250	249,717	1,899,106
Motor vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	9,000	1,147	9,000
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 749,467	$ 95,475	$ 749,306